Vanguard® Consumer Discretionary Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Automobile Components (2.2%)
*	Aptiv plc	327,877	27,161
	Autoliv Inc.	98,187	10,174
	BorgWarner Inc. (XNYS)	289,660	9,759
	Lear Corp.	72,570	9,706
	Gentex Corp.	290,716	8,841
*	Goodyear Tire & Rubber Co.	381,783	5,303
*	Visteon Corp.	39,280	4,661
*	Adient plc	132,638	4,271
	LCI Industries	36,383	3,948
*	Fox Factory Holding Corp.	62,240	3,891
*	Modine Manufacturing Co.	75,708	3,725
*,1	QuantumScape Corp.	504,084	3,196
*	Dorman Products Inc.	42,647	3,072
	Dana Inc.	215,104	2,841
	Patrick Industries Inc.	34,322	2,816
*	Gentherm Inc.	56,052	2,574
	Phinia Inc.	88,423	2,255
*	XPEL Inc.	44,388	2,029
*	American Axle & Manufacturing Holdings Inc.	258,167	1,797
	Standard Motor Products Inc.	47,423	1,706
*	Garrett Motion Inc.	223,007	1,650
*,1	Luminar Technologies Inc.	618,107	1,545
*	Stoneridge Inc.	85,637	1,370
*	Atmus Filtration Technologies Inc.	61,849	1,353
*	Holley Inc.	237,999	983
*,1	Solid Power Inc.	558,806	788
			121,415
Automobiles (16.5%)
*	Tesla Inc.	3,206,879	769,907
	General Motors Co.	1,579,979	49,927
	Ford Motor Co.	4,490,013	46,067
*	Rivian Automotive Inc. Class A	790,928	13,256
	Thor Industries Inc.	65,628	6,502
	Harley-Davidson Inc.	181,067	5,430
*,1	Lucid Group Inc.	1,232,944	5,203
	Winnebago Industries Inc.	47,464	3,068
*,1	Fisker Inc.	612,678	968
*,1	Canoo Inc.	2,302,207	714
*,1	Workhorse Group Inc.	945,843	352
*,1	Faraday Future Intelligent Electric Inc.	56,065	22
			901,416

		Shares	Market Value ($000)
Broadline Retail (24.8%)
*	Amazon.com Inc.	8,358,431	1,221,083
*	MercadoLibre Inc.	44,453	72,034
	eBay Inc.	619,091	25,389
*	Etsy Inc.	150,447	11,405
*	Ollie's Bargain Outlet Holdings Inc.	80,904	5,928
	Macy's Inc.	367,639	5,831
	Kohl's Corp.	160,806	3,771
	Nordstrom Inc.	178,062	2,781
	Dillard's Inc. Class A	6,844	2,376
*	Qurate Retail Inc. Series A	1,614,679	1,247
*,1	Groupon Inc.	84,024	950
	Big Lots Inc.	125,375	661
*,1	ContextLogic Inc. Class A	89,966	453
			1,353,909
Distributors (1.0%)
	Genuine Parts Co.	163,941	21,768
	Pool Corp.	46,346	16,097
	LKQ Corp.	319,727	14,237
			52,102
Diversified Consumer Services (1.5%)
	Service Corp. International	184,198	11,286
	H&R Block Inc.	186,916	8,490
*	Duolingo Inc.	38,099	8,088
*	Bright Horizons Family Solutions Inc.	75,123	6,569
*	Grand Canyon Education Inc.	40,683	5,562
*	frontdoor Inc.	116,418	3,997
*	Stride Inc.	61,211	3,708
*	Adtalem Global Education Inc.	63,612	3,624
	Graham Holdings Co. Class B	5,386	3,378
	Strategic Education Inc.	34,924	3,107
*	Coursera Inc.	156,194	3,085
	Laureate Education Inc.	218,925	2,874
*	Rover Group Inc.	220,960	2,417
	ADT Inc.	392,944	2,307
	Perdoceo Education Corp.	127,497	2,221
*	OneSpaWorld Holdings Ltd.	180,365	2,173
*	Chegg Inc.	216,029	2,145
*	Udemy Inc.	141,634	2,108
*	Mister Car Wash Inc.	228,086	1,660
*	WW International Inc.	217,593	1,569
*	European Wax Center Inc. Class A	106,689	1,524
	Carriage Services Inc.	56,590	1,278
*	2U Inc.	349,386	343
*	Beachbody Co. Inc.	9,979	77
			83,590
Hotels, Restaurants & Leisure (21.6%)
	McDonald's Corp.	822,370	231,777
*	Booking Holdings Inc.	42,440	132,655
	Starbucks Corp.	1,294,549	128,549
*	Chipotle Mexican Grill Inc.	31,328	68,992
*	Airbnb Inc. Class A	484,254	61,181
	Marriott International Inc. Class A	297,205	60,243
	Hilton Worldwide Holdings Inc.	301,446	50,498
	Yum! Brands Inc.	320,840	40,281
*	Royal Caribbean Cruises Ltd.	280,975	30,194
*	DoorDash Inc. Class A	296,219	27,839

		Shares	Market Value ($000)
*	Expedia Group Inc.	170,408	23,206
	Darden Restaurants Inc.	140,646	22,007
	Las Vegas Sands Corp.	428,932	19,782
*	DraftKings Inc. Class A	491,722	18,803
*	Carnival Corp.	1,190,637	17,931
	Domino's Pizza Inc.	41,535	16,319
	MGM Resorts International	345,114	13,611
*	Caesars Entertainment Inc.	260,772	11,662
	Wynn Resorts Ltd.	125,282	10,576
	Vail Resorts Inc.	48,070	10,446
*	Light & Wonder Inc.	112,893	9,982
	Churchill Downs Inc.	82,958	9,604
	Texas Roadhouse Inc.	83,073	9,351
	Wingstop Inc.	37,542	9,024
	Aramark	310,432	8,695
*	Norwegian Cruise Line Holdings Ltd.	538,803	8,228
	Wyndham Hotels & Resorts Inc.	106,070	8,203
*	Planet Fitness Inc. Class A	108,933	7,401
	Hyatt Hotels Corp. Class A	59,349	6,811
	Boyd Gaming Corp.	99,497	5,875
*	Penn Entertainment Inc.	203,387	4,995
	Choice Hotels International Inc.	44,703	4,930
	Wendy's Co.	247,317	4,637
	Travel & Leisure Co.	107,360	3,826
*	Hilton Grand Vacations Inc.	111,568	3,822
	Marriott Vacations Worldwide Corp.	50,404	3,674
*	Shake Shack Inc. Class A	56,732	3,436
	Red Rock Resorts Inc. Class A	75,874	3,379
	Papa John's International Inc.	50,273	3,280
*	SeaWorld Entertainment Inc.	61,239	2,995
	Bloomin' Brands Inc.	125,837	2,937
*	Six Flags Entertainment Corp.	117,410	2,924
*	Brinker International Inc.	74,667	2,689
*	Dave & Buster's Entertainment Inc.	64,347	2,641
	Jack in the Box Inc.	35,871	2,593
	Cheesecake Factory Inc.	82,495	2,586
*	Dutch Bros Inc. Class A	94,461	2,525
	Cracker Barrel Old Country Store Inc.	34,238	2,298
	Krispy Kreme Inc.	155,829	2,026
*	Sabre Corp.	571,628	2,018
*	Life Time Group Holdings Inc.	127,516	1,933
	Monarch Casino & Resort Inc.	30,234	1,901
*	Everi Holdings Inc.	180,895	1,890
*	Sweetgreen Inc. Class A	191,828	1,805
*	Cava Group Inc.	52,116	1,772
*	Playa Hotels & Resorts NV	233,140	1,760
*	Portillo's Inc. Class A	112,763	1,752
	Golden Entertainment Inc.	48,622	1,733
*	BJ's Restaurants Inc.	56,009	1,676
*	Chuy's Holdings Inc.	46,253	1,628
	Dine Brands Global Inc.	36,888	1,604
*	Accel Entertainment Inc.	154,852	1,570
	RCI Hospitality Holdings Inc.	25,418	1,490
*	Denny's Corp.	154,776	1,469
*	First Watch Restaurant Group Inc.	81,226	1,469
*	Kura Sushi USA Inc. Class A	21,502	1,343
*	Target Hospitality Corp.	119,478	1,304
*,1	Bowlero Corp. Class A	125,724	1,292

		Shares	Market Value ($000)
*	Bally's Corp.	110,911	1,278
*	Lindblad Expeditions Holdings Inc.	154,857	1,216
*	Soho House & Co. Inc.	159,866	1,006
*	Vacasa Inc. Class A	23,844	190
*,1	Sonder Holdings Inc.	37,029	112
			1,177,130
Household Durables (5.1%)
	DR Horton Inc.	356,975	45,575
	Lennar Corp. Class A	289,013	36,971
*	NVR Inc.	3,801	23,397
	PulteGroup Inc.	258,727	22,877
	Garmin Ltd.	179,103	21,894
*	TopBuild Corp.	38,617	11,422
	Toll Brothers Inc.	131,086	11,259
	Tempur Sealy International Inc.	215,508	8,689
	Whirlpool Corp.	69,608	7,580
	Meritage Homes Corp.	47,563	6,721
*	Mohawk Industries Inc.	71,342	6,300
*	Taylor Morrison Home Corp.	136,565	6,159
	KB Home	105,931	5,519
	Installed Building Products Inc.	33,262	5,006
*	Skyline Champion Corp.	76,040	4,577
	Leggett & Platt Inc.	188,205	4,304
	Newell Brands Inc.	562,503	4,292
*	M/I Homes Inc.	39,846	4,204
*	Tri Pointe Homes Inc.	141,724	4,136
	MDC Holdings Inc.	91,490	4,049
*	Helen of Troy Ltd.	35,343	3,712
*	LGI Homes Inc.	31,282	3,693
*	Cavco Industries Inc.	11,940	3,376
	Century Communities Inc.	44,981	3,245
*	Sonos Inc.	200,389	3,026
	La-Z-Boy Inc.	76,906	2,706
*	Green Brick Partners Inc.	54,694	2,595
*	iRobot Corp.	59,443	2,147
*	Beazer Homes USA Inc.	65,830	1,732
	Ethan Allen Interiors Inc.	58,811	1,579
*	Dream Finders Homes Inc. Class A	62,948	1,532
*	Vizio Holding Corp. Class A	214,573	1,438
*	GoPro Inc. Class A	385,892	1,393
*	Lovesac Co.	62,958	1,307
	Cricut Inc. Class A	153,822	1,061
*	Traeger Inc.	277,179	621
*,1	Tupperware Brands Corp.	179,139	308
			280,402
Leisure Products (1.0%)
*	Mattel Inc.	446,063	8,475
	Hasbro Inc.	168,009	7,797
	Brunswick Corp.	89,727	7,077
	Polaris Inc.	70,252	5,794
*	YETI Holdings Inc.	118,468	5,052
	Acushnet Holdings Corp.	53,110	3,001
*	Peloton Interactive Inc. Class A	525,503	2,974
*	Topgolf Callaway Brands Corp.	242,103	2,968
*	Vista Outdoor Inc.	100,165	2,826
*	Malibu Boats Inc. Class A	42,529	1,882
	Sturm Ruger & Co. Inc.	40,116	1,764

		Shares	Market Value ($000)
	Smith & Wesson Brands Inc.	116,894	1,607
	Johnson Outdoors Inc. Class A	23,945	1,258
*,1	AMMO Inc.	435,351	888
*	Funko Inc. Class A	130,457	845
	Clarus Corp.	134,107	763
*	Solo Brands Inc. Class A	129,182	673
*	Latham Group Inc.	180,206	407
			56,051
Specialty Retail (20.1%)
	Home Depot Inc.	1,131,242	354,633
	Lowe's Cos. Inc.	671,701	133,554
	TJX Cos. Inc.	1,299,532	114,502
*	O'Reilly Automotive Inc.	69,571	68,345
*	AutoZone Inc.	20,824	54,349
	Ross Stores Inc.	388,150	50,607
	Tractor Supply Co.	126,400	25,660
*	Ulta Beauty Inc.	57,340	24,426
	Best Buy Co. Inc.	232,777	16,513
	Williams-Sonoma Inc.	77,438	14,523
*	Burlington Stores Inc.	79,297	13,448
*	Five Below Inc.	67,298	12,683
*	CarMax Inc.	191,688	12,257
*	Floor & Decor Holdings Inc. Class A	123,318	11,310
	Dick's Sporting Goods Inc.	76,504	9,953
	Murphy USA Inc.	25,375	9,377
	Lithia Motors Inc.	34,208	9,133
	Bath & Body Works Inc.	273,335	8,916
	Gap Inc.	308,941	6,200
*	RH	22,873	6,175
*	Wayfair Inc. Class A	109,392	6,104
	Valvoline Inc.	174,007	5,958
*	Abercrombie & Fitch Co. Class A	73,959	5,613
*,1	GameStop Corp. Class A	378,955	5,514
*	AutoNation Inc.	40,081	5,422
	Group 1 Automotive Inc.	18,954	5,347
*	Asbury Automotive Group Inc.	25,050	5,256
	Academy Sports & Outdoors Inc.	102,465	5,212
	American Eagle Outfitters Inc.	256,437	4,880
	Signet Jewelers Ltd.	58,778	4,830
	Penske Automotive Group Inc.	31,085	4,641
*	Carvana Co.	140,921	4,414
	Advance Auto Parts Inc.	83,862	4,259
	Foot Locker Inc.	134,233	3,615
*	Boot Barn Holdings Inc.	46,388	3,399
*	Urban Outfitters Inc.	92,340	3,297
*	Victoria's Secret & Co.	121,650	3,279
*	Chewy Inc. Class A	177,818	3,098
*	ODP Corp.	56,978	2,595
*	National Vision Holdings Inc.	134,290	2,478
	Upbound Group Inc.	83,786	2,438
	Buckle Inc.	60,959	2,351
	Winmark Corp.	5,389	2,317
	Caleres Inc.	71,106	2,159
*	Sally Beauty Holdings Inc.	217,405	2,102
*	Overstock.com Inc.	103,906	1,997
*	Chico's FAS Inc.	257,870	1,944
	Hibbett Inc.	30,973	1,937
	Monro Inc.	66,860	1,934

		Shares	Market Value ($000)
	Camping World Holdings Inc. Class A	89,227	1,886
	Sonic Automotive Inc. Class A	34,411	1,764
*	Leslie's Inc.	356,487	1,758
*	Warby Parker Inc. Class A	165,262	1,720
	Designer Brands Inc. Class A	134,818	1,569
*	MarineMax Inc.	51,966	1,550
*	Genesco Inc.	40,317	1,507
	Guess? Inc.	67,991	1,497
*	America's Car-Mart Inc.	18,215	1,455
*	Revolve Group Inc.	107,484	1,432
	Shoe Carnival Inc.	58,656	1,425
	Arko Corp.	188,214	1,408
	Haverty Furniture Cos. Inc.	44,086	1,382
*	Arhaus Inc.	144,148	1,343
*	Zumiez Inc.	68,575	1,295
*	OneWater Marine Inc. Class A	47,459	1,274
*,1	EVgo Inc.	408,211	1,274
*	Stitch Fix Inc. Class A	328,784	1,230
*	Children's Place Inc.	52,987	1,205
	Aaron's Co. Inc.	135,641	1,195
*	1-800-Flowers.com Inc. Class A	135,053	1,193
*	Petco Health & Wellness Co. Inc.	331,995	1,003
*	Sleep Number Corp.	89,292	905
	PetMed Express Inc.	94,992	658
*	ThredUP Inc. Class A	319,540	623
*	Lands' End Inc.	58,167	411
*	BARK Inc.	480,174	395
*	Conn's Inc.	35,265	116
*	Sportsman's Warehouse Holdings Inc.	1,008	5
			1,099,432
Textiles, Apparel & Luxury Goods (6.0%)
	NIKE Inc. Class B	1,390,303	153,309
*	Lululemon Athletica Inc.	131,733	58,858
*	Deckers Outdoor Corp.	30,709	20,390
*	Skechers USA Inc. Class A	167,173	9,848
	Tapestry Inc.	286,225	9,065
*	Crocs Inc.	78,678	8,309
	PVH Corp.	78,219	7,648
*	Capri Holdings Ltd.	151,988	7,362
	VF Corp.	423,458	7,084
	Ralph Lauren Corp.	52,657	6,813
	Columbia Sportswear Co.	53,295	4,175
	Kontoor Brands Inc.	73,834	4,059
	Steven Madden Ltd.	104,869	3,977
	Carter's Inc.	54,887	3,743
*	Under Armour Inc. Class A	336,884	2,742
	Levi Strauss & Co. Class A	164,416	2,547
	Oxford Industries Inc.	27,074	2,448
*	Under Armour Inc. Class C	316,554	2,425
*	G-III Apparel Group Ltd.	79,063	2,275
*	Hanesbrands Inc.	620,258	2,258
*	Figs Inc. Class A	277,485	2,014
	Wolverine World Wide Inc.	196,073	1,680
	Movado Group Inc.	48,762	1,275
*	Allbirds Inc. Class A	434,486	393
*	Fossil Group Inc.	215,853	237

		Shares	Market Value ($000)
*,1	PLBY Group Inc.	1,806	1
			324,935
Total Common Stocks (Cost $5,186,734)			5,450,382
Rights (0.0%)
*,1	Groupon Inc. Exp. 1/17/24 (Cost $—)	88,040	—
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.438% (Cost $23,016)	230,235	23,021
Total Investments (100.2%) (Cost $5,209,750)			5,473,403
Other Assets and Liabilities—Net (-0.2%)			(9,280)
Net Assets (100.0%)			5,464,123
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,653,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,689,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MercadoLibre Inc.	8/30/24	BANA	11,019	(5.331)	—	(37)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At November 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $2,555,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,450,382	—	—	5,450,382
Rights	—	—	—	—
Temporary Cash Investments	23,021	—	—	23,021
Total	5,473,403	—	—	5,473,403
Derivative Financial Instruments
Liabilities
Swap Contracts	—	37	—	37